Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2014
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2014, 2013 and 2012 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2014	2013	2012
Risk-free interest rate	1.55%	0.8%	0.9%
Expected life of award	5.1 yrs	4.9 yrs	5.2 yrs
Expected dividend yield of stock	1.9%	1.7%	1.6%
Expected volatility of stock	39.1%	39.0%	37.3%
Weighted-average fair value	$32.57	$24.76	$20.30

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2014 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2013	9,435,173	$63.48
Granted	1,478,731	107.53
Exercised	(2,664,061)	56.43
Canceled	(41,144)	69.36
Outstanding June 30, 2014	8,208,699	$72.87	5.3 years	$434.0
Exercisable June 30, 2014	5,723,728	$63.10	4.1 years	$358.5

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2013	2,933,202	$22.91
Granted	1,478,731	32.57
Vested	(1,885,703)	22.47
Canceled	(41,259)	29.47
Nonvested June 30, 2014	2,484,971	$28.89

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2014, 2013 and 2012 is as follows:

	2014	2013	2012
Net cash proceeds	$8,013	$32,204	$10,599
Intrinsic value	155,903	208,426	57,567
Income tax benefit	37,993	47,659	14,008

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2013	466,241	$73.55
Granted	282,565	106.15
Vested	(259,307)	69.44
Canceled	(17,969)	93.42
Nonvested June 30, 2014	471,530	$94.59

Schedule of Nonvested Restricted Stock Units Activity

Stock issued for LTIP	2014	2013	2012
LTIP 3-year plan	2011-12-13	2010-11-12	2009-10-11
Number of shares issued	298,813	792,428	243,266
Average share value on date of issuance	$126.17	$83.64	$69.10
Total value	$37,701	$66,278	$16,810